INVENTORY	6 Months Ended
Jun. 30, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
9. INVENTORY

Inventories consist of raw materials and finished products, which are stated at cost determined under the first-in, first-out ("FIFO") method. Raw materials used in the production of pre-clinical and clinical products are expensed as R&D costs when consumed. The Company establishes reserves for inventory estimated to be obsolete, unmarketable or slow-moving on a case by case basis.

The components of inventories were as follows:

(In thousands of U.S. dollars)	December 31, 2014	June 30, 2015

Raw materials	$1,661	$1,860
Finished goods.	5,068	3,891

Inventories, net	$6,729	$5,751